Accounts Receivable	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Accounts Receivable
5. Accounts Receivable:

	December 31, 2015	December 31, 2014
Customer trade receivable	$35,517	$43,256
Due from joint venture (note 20)	1,165	2,538
Other receivables	3,617	3,307
Income tax receivable	1,047	499
Allowance for doubtful accounts	(3,022)	(2,751)
	$38,324	$46,849